Short-Term and Long-Term Borrowings - Schedule of Bank Borrowings (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Bank Borrowings [Line Items]
Total	$ 442,217	$ 438,598
Buildings, net [Member]
Schedule of Bank Borrowings [Line Items]
Total	24,806	23,860
Land use right [Member]
Schedule of Bank Borrowings [Line Items]
Total	$ 417,411	$ 414,738